Employee benefit obligations - Plan assets comprise (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Plan Assets	$ 219	$ 202
Percentage of plan assets	100.00%	100.00%
Target return funds
Disclosure of fair value of plan assets [line items]
Plan Assets	$ 92	$ 89
Percentage of plan assets	42.00%	44.00%
Bonds
Disclosure of fair value of plan assets [line items]
Plan Assets	$ 73	$ 72
Percentage of plan assets	33.00%	36.00%
Cash/other
Disclosure of fair value of plan assets [line items]
Plan Assets	$ 54	$ 41
Percentage of plan assets	25.00%	20.00%